Related undertakings - Subsidiaries that have non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Summary comprehensive income information
Revenue	€ 45,580	€ 43,809	€ 44,974
Profit for the financial year	2,624	536	(455)
Other comprehensive expense	2,340	(4,182)	2,574
Total comprehensive income/(expense) for the financial year	4,964	(3,646)	2,119
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	536	424	465
Summary financial position information
Non-current assets	125,416	126,793
Total assets	153,953	155,063
Non-current liabilities	(63,329)	(68,536)
Current liabilities	(33,647)	(28,711)
Equity shareholders' funds	54,687	55,804
Non-controlling interests	2,290	2,012
Total equity	56,977	57,816	62,625	€ 63,188
Statement of cash flows
Net cash flow from operating activities	18,081	17,215	17,379
Net cash flow from investing activities	(6,868)	(9,262)	(8,088)
Net cashflow from financing activities	(9,706)	(15,196)	(9,352)
Net cash inflow/(outflow)	1,507	(7,243)	(61)
Cash and cash equivalents at beginning of period	5,821
Exchange gain/(loss) on cash and cash equivalents	74	(255)	(256)
Cash and cash equivalents at end of period	7,496	5,821
Vodacom Group Limited [Member]
Summary comprehensive income information
Revenue	5,993	5,181
Profit for the financial year	1,002	891
Other comprehensive expense	(2)	(17)
Total comprehensive income/(expense) for the financial year	1,000	874
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	353	310
Dividends paid to non-controlling interests	294	307
Summary financial position information
Non-current assets	7,253	6,592
Current assets	3,123	2,671
Total assets	10,376	9,263
Non-current liabilities	(2,191)	(2,617)
Current liabilities	(3,539)	(2,406)
Total assets less total liabilities	4,646	4,240
Equity shareholders' funds	3,624	3,332
Non-controlling interests	1,022	908
Total equity	4,646	4,240
Statement of cash flows
Net cash flow from operating activities	1,946	1,711
Net cash flow from investing activities	(666)	(424)
Net cashflow from financing activities	(1,177)	(1,251)
Net cash inflow/(outflow)	103	36
Cash and cash equivalents at beginning of period	876	826
Exchange gain/(loss) on cash and cash equivalents	46	14
Cash and cash equivalents at end of period	1,025	876	826
Vodafone Egypt
Summary comprehensive income information
Revenue	1,814	1,537
Profit for the financial year	314	271
Total comprehensive income/(expense) for the financial year	314	271
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	141	122
Dividends paid to non-controlling interests	194	84
Summary financial position information
Non-current assets	1,630	1,765
Current assets	440	640
Total assets	2,070	2,405
Non-current liabilities	(83)	(198)
Current liabilities	(1,197)	(1,217)
Total assets less total liabilities	790	990
Equity shareholders' funds	474	587
Non-controlling interests	316	403
Total equity	790	990
Statement of cash flows
Net cash flow from operating activities	755	523
Net cash flow from investing activities	(284)	(418)
Net cashflow from financing activities	(749)	(7)
Net cash inflow/(outflow)	(278)	98
Cash and cash equivalents at beginning of period	348	273
Exchange gain/(loss) on cash and cash equivalents	2	(23)
Cash and cash equivalents at end of period	72	348	€ 273
Vantage Towers A G
Summary comprehensive income information
Revenue	1,252
Profit for the financial year	345
Total comprehensive income/(expense) for the financial year	345
Other financial information
Profit/(loss) for the financial year allocated to non-controlling interests	66
Dividends paid to non-controlling interests	52
Summary financial position information
Non-current assets	11,137	10,899
Current assets	704	490
Total assets	11,841
Non-current liabilities	(5,251)	(4,976)
Current liabilities	(1,055)	(958)
Total assets less total liabilities	5,535
Equity shareholders' funds	4,522
Non-controlling interests	1,013
Total equity	5,535
Statement of cash flows
Net cash flow from operating activities	1,110
Net cash flow from investing activities	(232)
Net cashflow from financing activities	(861)
Net cash inflow/(outflow)	17
Cash and cash equivalents at beginning of period	48
Cash and cash equivalents at end of period	€ 65	48
Vantage Towers A G
Summary financial position information
Non-controlling interests		€ 1,019